Revenue and Deferred Revenue	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Revenue and Deferred Revenue [Abstract]
Revenue and Deferred Revenue

Note 2 — Revenue and Deferred Revenue

Revenue

The Company sells its equipment and services to customers under a combination of a contract and purchase order. Equipment revenue includes sales from proprietary products designed and engineered by the Company such as Agrify Vertical Farming Units (“VFUs”), container farms, integrated grow racks, and LED grow lights, and non-proprietary products designed, engineered, and manufactured by third parties such as air cleaning systems and pesticide-free surface protection.

Construction contracts normally provide for payment upon completion of specified work or units of work as identified in the contract. Although there is considerable variation in the terms of these contracts, they are primarily structured as time-and-material contracts. The Company enters into time-and-materials contracts under which the Company is paid for labor and equipment at negotiated hourly billing rates and other expenses, including materials, as incurred at rates agreed to in the contract. The Company uses three main sub-contractors to execute the construction contracts.

The following table provides the Company’s revenue disaggregated by the timing of revenue recognition:

	Three months ended September 30,		Nine months ended September 30,
(In thousands)	2023	2022	2023	2022
Transferred at a point in time	$2,831	$5,657	$12,384	$28,675
Transferred over time	308	1,362	1,625	23,694
Total revenue	$3,139	$7,019	$14,009	$52,369

In accordance with ASC 606-10-50-13, the Company is required to include disclosure on its remaining performance obligations as of the end of the current reporting period. Due to the nature of the Company’s contracts, these reporting requirements are not applicable, because the majority of the Company’s remaining contracts meet certain exemptions as defined in ASC 606-10-50-14 through 606-10-50-14A, including (i) performance obligation is part of a contract that has an original expected duration of one year or less and (ii) the right to invoice practical expedient.

Deferred Revenue

Changes in the Company’s current deferred revenue balance for the three months ended September 30, 2023 and the year ended December 31, 2022 were as follows:

(In thousands)	Three months ended September 30, 2023	Year ended December 31, 2022
Deferred revenue – beginning of period	$4,112	$3,772
Additions	3,685	13,392
Recognized	(3,718)	(13,052)
Deferred revenue – end of period	$4,079	$4,112

Deferred revenue balances primarily consist of customer deposits on the Company’s cultivation and extraction solutions equipment. As of September 30, 2023 and December 31, 2022, all of the Company’s deferred revenue balances were reported as current liabilities in the accompanying consolidated balance sheets.

Note 2 — Revenue and Deferred Revenue

Revenue

The Company sells its equipment and services to customers under a combination of a contract and purchase order. Equipment revenue includes sales from proprietary products designed and engineered by the Company such as Agrify Vertical Farming Units (“VFUs”), container farms, integrated grow racks, and LED grow lights, and non-proprietary products designed, engineered, and manufactured by third parties such as air cleaning systems and pesticide-free surface protection.

Construction contracts normally provide for payment upon completion of specified work or units of work as identified in the contract. Although there is considerable variation in the terms of these contracts, they are primarily structured as time-and-material contracts. The Company enters into time-and-materials contracts under which the Company is paid for labor and equipment at negotiated hourly billing rates and other expenses, including materials, as incurred at rates agreed to in the contract. The Company uses three main sub-contractors to execute the construction contracts.

The following table provides the Company’s revenue disaggregated by the timing of revenue recognition:

	Year Ended December 31,
(In thousands)	2022	2021
Transferred at a point in time	$34,813	$23,624
Transferred over time	23,446	36,235
Total revenue	$58,259	$59,859

The following table provides the Company’s revenue disaggregated by revenue type:

	Year Ended December 31,
(In thousands)	2022	2021
Cultivation solutions, including ancillary products and services	$711	$11,354
Agrify Insights™	74	8
Facility build-outs	23,129	36,193
Extraction solutions	34,345	12,304
Total revenue	$58,259	$59,859

In accordance with ASC 606-10-50-13, the Company is required to include disclosure on its remaining performance obligations as of the end of the current reporting period. Due to the nature of the Company’s contracts, these reporting requirements are not applicable, because the majority of the Company’s remaining contracts meet certain exemptions as defined in ASC 606-10-50-14 through 606-10-50-14A, including (i) performance obligation is part of a contract that has an original expected duration of one year or less and (ii) the right to invoice practical expedient.

Deferred Revenue

Changes in the Company’s current deferred revenue balance for the years ended December 31, 2022 and 2021 were as follows:

	Year Ended December 31,
(In thousands)	2022	2021
Deferred revenue – beginning of period	$3,772	$152
Additions	13,392	3,762
Recognized	(13,052)	(142)
Deferred revenue – end of period	$4,112	$3,772

Deferred revenue balances primarily consist of customer deposits on the Company’s cultivation and extraction solutions equipment. As of December 31, 2022 and 2021, all of the Company’s deferred revenue balances were reported as current liabilities in the accompanying consolidated balance sheets.

In the year ended December 31, 2022, the Company recognized $2.7 million of revenue that was deferred during 2021. And, during the year ended December 31, 2021, the Company recognized $120 thousand of revenue that was deferred during 2020.